Related Party Transactions (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Jun. 30, 2023
Related Party Text Block [Abstract]
Schedule of Remuneration of Directors and Key Management Personnel	The remuneration of directors and key management personnel for the three months ended March 31, 2023 and 2022 are as follows:
	2023	2022
Payments to key management personnel:
Salaries, consulting and directors’ fees	$285,413	$491,889
Share-based payments	243,323	767,436
Total	$528,736	$1,259,325

The remuneration of directors and key management personnel for the three and six month period ended June 30, 2023 and 2022 are as follows
	2023	2022
Payments to key management personnel:
Salaries, consulting and directors’ fees	$667,582	$851,262
Share-based payments	438,008	1,792,129
Total	$1,105,590	$2,643,391

Schedule of Classified within Profit and Loss	Salaries, consulting and directors’ fees shown above are classified within profit and loss as shown below:
		(in thousands)
Type of Service	Nature of Relationship	2023	2022
Selling and marketing expenses	VP Technology/VP Sales International	$46	$84
General and administrative expense	Companies controlled by the CEO, CFO and Directors	$239	$408
Salaries, consulting and directors’ fees shown above are classified within profit and loss as shown below:
		(in thousands)
Type of Service	Nature of Relationship	2023	2022
Selling and marketing expenses	VP Technology/VP Sales International	$182	$152
General and administrative expense	Companies controlled by the CEO, CFO and Directors	$486	$699